Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

January 18, 2024

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Ivy Funds (the “Registrant”)
File No. 811-06569

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Information Statement/Prospectus and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of two series of the Registrant (each an “Acquired Fund”) with and into two series of the Registrant (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware Ivy Total Return Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds

This Registration Statement is being filed to register Class A, Class C, Class I, and Class R6 shares of the Delaware Ivy Global Bond Fund, a series of the Registrant, that will be issued to shareholders of the Delaware Ivy Total Return Fund, a series of the Registrant, and Class A, Class I, and Class R6 shares of the Delaware Ivy High Income Fund, a series of the Registrant, that will be issued to the shareholders of the Delaware Ivy High Yield Fund, a series of the Registrant, in connection with the transfer of substantially all of the assets of each Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.

Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on February 17, 2024 pursuant to Rule 488 under the 1933 Act.  A definitive Information Statement/Prospectus will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody
cc:	Emilia P. Wang
Macquarie Asset Management
Mark R. Greer
Jonathan M. Kopcsik
Bruce G. Leto